Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Obra Defensive High Yield ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra Defensive High Yield ETF
Class Name	Obra Defensive High Yield ETF
Trading Symbol	ODHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Obra Defensive High Yield ETF for the period June 27, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/ODHY. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/ODHY
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Defensive High Yield ETF	$18¹	0.70%
¹	Based on operations for the period June 27, 2025 to September 30, 2025. Expenses for the full fiscal period would have been higher.

Expenses Paid, Amount	$ 18 [1]
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Based on operations for the period June 27, 2025 to September 30, 2025. Expenses for the full fiscal period would have been higher.
Net Assets	$ 5,124,241
Holdings Count | Holdings	137
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.24%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$5,124,241
Number of Holdings	137
Net Advisory Fee	$0
Portfolio Turnover Rate	4.24%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	2.7%
TransDigm Inc	1.0%
Caesars Entertainment Inc	1.0%
Advanced Drainage Systems Inc	1.0%
Carnival Corp	1.0%
Vistra Operations Co LLC	1.0%
Nexstar Media Inc	1.0%
Iron Mountain Inc	1.0%
Aramark Services Inc	1.0%
Clean Harbors Inc	1.0%

Obra High Grade Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra High Grade Structured Products ETF
Class Name	Obra High Grade Structured Products ETF
Trading Symbol	OGSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Obra High Grade Structured Products ETF for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/OGSP. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/OGSP
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra High Grade Structured Products ETF	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 29,513,731
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.12%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$29,513,731
Number of Holdings	100
Net Advisory Fee	$0
Portfolio Turnover Rate	39.12%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	3.1%
Pagaya AI Debt Trust 2025-4	2.6%
Hotwire Funding LLC	2.6%
AGL CLO 30 Ltd	2.6%
GWT 2024-WLF2	2.6%
Gracie Point International Funding 2025-1 LLC	2.4%
Antares CLO 2021-1 Ltd	2.3%
Madison Park Funding LXI Ltd	2.2%
Ivy Hill Middle Market Credit Fund IX Ltd	2.2%
Gracie Point International Funding 2023-2	2.1%

Obra Opportunistic Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra Opportunistic Structured Products ETF
Class Name	Obra Opportunistic Structured Products ETF
Trading Symbol	OOSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Obra Opportunistic Structured Products ETF for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com/OOSP. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com/OOSP
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Opportunistic Structured Products ETF	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 36,592,728
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 2,651
Investment Company, Portfolio Turnover	24.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$36,592,728
Number of Holdings	101
Net Advisory Fee	$2,651
Portfolio Turnover Rate	24.85%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
BX Trust 2021-ARIA	2.2%
Marlette Funding Trust 2023-4	2.1%
Pagaya AI Debt Trust 2025-4	2.1%
Obra CLO 2 Ltd	2.1%
Magnetite Xlii Ltd	2.1%
BX Trust 2021-ARIA	2.1%
Gracie Point International Funding 2025-1 LLC	2.1%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	2.1%
BHMS Commercial Mortgage Trust 2025-ATLS	2.1%
Gracie Point International Funding 2024-1 LLC	2.0%

[1]	Based on operations for the period June 27, 2025 to September 30, 2025. Expenses for the full fiscal period would have been higher.